SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of the Business

VerifyMe, Inc. (“VerifyMe,” “we,” “us,” “our,” or the “Company”) was incorporated in the State of Nevada on November 10, 1999. VerifyMe, is based in Lake Mary, Florida and its common stock, par value $0.001 per share is traded on The Nasdaq Capital Market (“Nasdaq”) under the trading symbol “VRME”.

The Company is a logistics company that specializes in time and temperature sensitive products, as well as providing brand protection and enhancement solutions. The Company operates a single consolidated Precision Logistics segment which includes the operations of our subsidiary PeriShip Global, LLC (“PeriShip Global”) in which we provide a value-added service for sensitive parcel management driven by a proprietary software platform that provides predictive analytics from key metrics such as pre-shipment weather analysis, flight-tracking, sort volumes, and traffic, delivered to customers via a secure portal. The portal provides real-time visibility into shipment transit and last-mile events which is supported by a service center. The Company’s activities are subject to significant risks and uncertainties. See the “Risk Factors” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” sections in this report.

Reclassifications

Certain amounts presented for the three months ended March 31, 2025, reflect reclassifications made to conform to the presentation in our current reporting period. These reclassifications had no effect on the previously reported net loss.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of VerifyMe and its wholly owned subsidiaries PeriShip Global LLC and VRME Subsidiary Corp. All significant intercompany balances and transactions have been eliminated upon consolidation. The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the applicability of the interim reporting guidance, the types of interim reporting, and the form and content of interim financial statements in accordance with U.S. GAAP. Per the FASB, the amendment does not intend to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements but rather provide clarity and improve navigability of the existing interim reporting requirements. The update will be effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. We are assessing the effect of this update on our consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, which introduces five targeted improvements to better align hedge accounting with entities’ risk management activities. The update will be effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. We are assessing the effect of this update on our consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which simplifies the application of the current expected credit loss model for current accounts receivable and current contract assets under Accounting Standards Codification 606. The Company adopted ASU 2025-05 effective January 1, 2026. The adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Topic 220). This standard requires disclosure of specific information about costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the potential effect that the updated standard will have on their financial statement disclosures.

Fair Value of Financial Instruments

The Company’s financial instruments consist of accounts receivable, unbilled revenue, accounts payable, notes payable and accrued expenses. The carrying value of accounts receivable, unbilled revenue, accounts payable and accrued expenses approximate their fair value because of their short maturities.  The Company believes the carrying amount of its notes payable approximates fair value based on rates and other terms currently available to the Company for similar debt instruments.

The Company follows FASB Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, and applies it to all assets and liabilities that are being measured and reported on a fair value basis. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The level in the fair value within which a fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding the method by which to allocate resources and assess performance. Prior to 2026, we reported two operating segments: Precision Logistics and Authentication. We are not actively pursuing authentication business but continue to service existing customers. As a result, beginning in the first quarter of 2026, we changed our internal reporting to the chief operating decision maker (“CODM”), who is our Chief Executive Officer, and combined Precision Logistics and Authentication into a single segment, leaving Precision Logistics. See Note 2 – Segment Reporting, for further discussion of the Company’s segment reporting structure.

Revenue Recognition

The Company accounts for revenues according to ASC Topic 606, Revenue from Contracts with Customers which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts to provide goods or services to customers.

The Company applies the following five steps to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements.

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to performance obligations in the contract; and
•	recognize revenue as the performance obligation is satisfied.

The Company generally considers completion of an agreement, or Statement of Work (“SOW”) and/or purchase order as a customer contract, provided collection is considered probable.

Our Precision Logistics segment consists of two service lines, ProActive and Premium. Under our ProActive service line, clients pay us directly for carrier service coupled with our proactive logistics service. Terms typically range from 7 days to no longer than 30 days. The Company has determined it is the principal and recognizes shipment fees in gross revenue. Under our Premium service line, clients use our shipping monitoring, predictive analytics, or exception management services. Shippers use their own transportation rates, provided and charged directly by their carrier, with our added services charged (i) directly by the carrier, under a “white label” arrangement, which we refer to as our Premium service, or (ii) by us, which we refer to as our Direct Premium service. These services include customer web portal access, weather monitoring, temperature control, full-service center support, and last mile resolution.

Under both service lines in our Precision Logistics segment, our performance obligation is met, and revenue is recognized when the packages are delivered. The transaction fees consist of fixed consideration made up of amounts contractually billed to the customer. There are no variable considerations in the transaction fee, in either service line.

Beginning in 2026, the Company included Authentication revenue in the Precision Logistics segment. The Company is no longer actively pursuing the Authentication business but continues to service existing customers. Authentication revenue primarily consists of anti-counterfeit and brand protection. Terms typically range between 30 and 60 days. Our performance obligation is met, and revenue is recognized when our products are shipped or delivered depending on the specific agreement with the customer. The transaction fee is made up of fixed consideration based on the related purchase order or agreement.

Goodwill

Goodwill represents the excess of purchase price over the fair value of net assets acquired in business combinations. Pursuant to ASC Topic 350, Intangibles-Goodwill and Other, the Company tests goodwill for impairment on an annual basis in the fourth quarter, or between annual tests, in certain circumstances. Under authoritative guidance, the Company first assessed qualitative factors to determine whether it was necessary to perform the quantitative goodwill impairment test. The assessment considers factors such as, but not limited to, macroeconomic conditions, data showing other companies in the industry and our share price. An entity is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. Events or changes in circumstances which could trigger an impairment review include macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, other entity specific events, and sustained decrease in share price.

Basic and Diluted Net Loss per Share of Common Stock

The Company follows ASC Topic 260, Earnings Per Share, when reporting earnings per share resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss for each of the periods presented, common stock equivalents, including preferred stock, stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and diluted loss per share were the same.

For the three months ended March 31, 2026, and 2025, there were shares potentially issuable, that could dilute basic earnings per share in the future that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive to the Company’s losses during the periods presented. For the three months ended March 31, 2026, there were approximately 3,736,000 anti-dilutive shares consisting of 1,153,000 unvested performance restricted stock units, 232,000 restricted stock units and restricted stock awards 1,555,000 shares issuable upon exercise of warrants, 652,000 shares issuable upon conversion of convertible debt, and 144,000 shares issuable upon conversion of preferred stock. For the three months ended March 31, 2025, there were approximately 7,534,000 anti-dilutive shares consisting of 1,504,000 unvested performance restricted stock units, 454,000 restricted stock units and restricted stock awards, 151,000 shares issuable upon exercise of stock options, 4,629,000 shares issuable upon exercise of warrants, 652,000 shares issuable upon conversion of convertible debt, and 144,000 shares issuable upon conversion of preferred stock.

Stock-Based Compensation

We account for stock-based compensation under the provisions of ASC Topic 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes model. The assumptions used in the Black-Scholes option pricing model include risk-free interest rates, expected volatility, and expected life of the stock options. Changes in these assumptions can materially affect estimates of fair value stock-based compensation, and the compensation expense recorded in future periods. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line method. We recognize forfeitures as they occur with a reduction in compensation expense in the period of forfeiture. For performance restricted stock units (“RSU”) with stock price appreciation targets (see Note 6 – Stock Options, Restricted Stock and Warrants), we applied a lattice approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the RSU’s contractual life based on the appropriate probability distributions (which are based on commonly applied Black Scholes inputs). The fair value was determined by taking the average of the grant date fair values under each Monte Carlo simulation trial. We recognize compensation expense on a straight-line basis over the performance period and there is no ongoing adjustment or reversal based on actual achievement during the period.

We account for stock-based compensation awards to non-employees in accordance with ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Non-employee equity-based payments are recorded as an expense over the service period, as if we had paid cash for the services.

Merger Agreement

On February 11, 2026, we entered into an Agreement and Plan of Merger, as subsequently amended by the first amendment (the “Merger Agreement”) with VRME Subsidiary Corp., a Nevada corporation, and our wholly owned subsidiary (the “Merger Sub”) and Open World Ltd., a Cayman Islands exempted company (“Open World”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will merge with and into Open World, Merger Sub will cease to exist and Open World will become our wholly-owned subsidiary (the “Merger”). At the effective time of the Merger (the “Effective Time”), (i) each holder of ordinary shares of Open World outstanding immediately prior to the Effective Time (excluding holders of Excluding Shares and Dissenting Shares, as defined in the Merger Agreement) will be entitled to receive the number of shares of our common stock, based on the Exchange Ratio as defined in the Merger Agreement (the “Exchange Ratio”), (ii) each investor in Open World Simple Agreements for Future Equity (“Open World SAFEs”) outstanding immediately prior to the Effective Time will be entitled to receive a right to a number of shares of our common stock based on the Exchange Ratio and (iii) any outstanding option to purchase shares of Open World shall be converted into an option to purchase the number of shares of our common stock based on the Exchange Ratio.

Immediately following the closing of the Merger (the “Closing”), our pre-Closing stockholders are expected to collectively retain approximately 10% of the post-Closing aggregate number of shares of our common stock and holders of Open World ordinary shares and Open World SAFEs will receive as merger consideration newly issued shares of our common stock representing approximately 90% of the post-Closing aggregate number of shares of our common stock.

The Merger Agreement contains customary representations, warranties and covenants, including, among others, (i) covenants requiring each of us and Open World to conduct its business in the ordinary course during the period between the execution of the Merger Agreement and the Closing or earlier termination of the Merger Agreement, subject to certain exceptions, (ii) covenants prohibiting us and Open World from engaging in certain kinds of transactions during such period (without the prior written consent of the other), and (iii) a covenant restricting us and Open World from activities relating to the soliciting, initiating, encouraging, inducing or facilitating the communication, making, submission or announcement of any alternative acquisition proposals or inquiries.

Closing of the Merger is subject to various customary closing conditions, including, but not limited to, us causing our PeriShip subsidiary to terminate its current credit facility and us effectuating a reverse stock split upon the request of Open World. Open World’s obligations to effect the Merger and otherwise consummate the contemplated transactions thereunder are further conditioned upon customary closing conditions as well as (i) us having Closing Net Cash, as defined in the Merger Agreement, of no less than $1 million, and (ii) our common stock having not been delisted from Nasdaq.

In connection with and subject to the Closing of the Merger, outstanding time-based and performance-based restricted stock awards and restricted stock units held by certain of our employees and directors at Closing will accelerate and vest, regardless of any performance conditions, at the Effective Time.

For additional details regarding the Merger Agreement, see the “Recent Developments” section in this report. The foregoing description of the Merger Agreement does not purport to be complete and is subject to, and is qualified in its entirety by reference to, the full text of the Merger Agreement.

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of the Business

VerifyMe, Inc. (“VerifyMe,” “we,” “us,” “our,” or the “Company”) was incorporated in the State of Nevada on November 10, 1999. VerifyMe, is based in Lake Mary, Florida and its common stock, par value $0.001 per share is traded on The Nasdaq Capital Market (“Nasdaq”) under the trading symbol “VRME”.

The Company is a logistics company that specializes in time and temperature sensitive products, as well as providing brand protection and enhancement solutions. The Company operates a Precision Logistics segment which includes the operations of our subsidiary PeriShip Global, LLC (“PeriShip Global”) which accounts for nearly all VerifyMe revenue, and an Authentication segment. Through our Precision Logistics segment, we provide a value-added service for sensitive parcel management driven by a proprietary software platform that provides predictive analytics from key metrics such as pre-shipment weather analysis, flight-tracking, sort volumes, and traffic, delivered to customers via a secure portal. The portal provides real-time visibility into shipment transit and last-mile events which is supported by a service center. Through our Authentication segment our technologies enable brand owners to deter counterfeit activities. Further information regarding our business segments is discussed below. The Company’s activities are subject to significant risks and uncertainties. See the “Risk Factors” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” sections in this proxy statement/prospectus.

Reclassifications

Certain amounts presented for the year ended December 31, 2024, reflect reclassifications made to conform to the presentation in our current reporting period. These reclassifications had no effect on the previously reported net loss.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of VerifyMe and its wholly owned subsidiary PeriShip Global. All significant intercompany balances and transactions have been eliminated upon consolidation. The consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the applicability of the interim reporting guidance, the types of interim reporting, and the form and content of interim financial statements in accordance with U.S. generally accepted accounting principles. Per the FASB, the amendment does not intend to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements but rather provide clarity and improve navigability of the existing interim reporting requirements. The update will be effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. We are assessing the effect of this update on our consolidated financial statements and related disclosures.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, which introduces five targeted improvements to better align hedge accounting with entities’ risk management activities. The update will be effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Early adoption is permitted. We are assessing the effect of this update on our consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which simplifies the application of the current expected credit loss model for current accounts receivable and current contract assets under Accounting Standards Codification 606. The update will be effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted. We are assessing the effect of this update on our consolidated financial statements and related disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The guidance requires disclosure of disaggregated income taxes paid, prescribes standardized categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. ASU 2023-09 is effective for the Company’s annual periods beginning January 1, 2025, with early adoption permitted. The Company adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Topic 220). This standard requires disclosure of specific information about costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the potential effect that the updated standard will have on their financial statement disclosures.

Fair Value of Financial Instruments

The Company’s financial instruments consist of accounts receivable, note receivable, unbilled revenue, accounts payable, notes payable and accrued expenses, and equity investments. The carrying value of accounts receivable, note receivable, unbilled revenue, accounts payable and accrued expenses approximate their fair value because of their short maturities.  The Company believes the carrying amount of its notes payable approximates fair value based on rates and other terms currently available to the Company for similar debt instruments.

The Company follows FASB Accounting Standard Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, and applies it to all assets and liabilities that are being measured and reported on a fair value basis. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The level in the fair value within which a fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the Company’s financial instruments that are measured and recorded at fair value on the Company’s balance sheets on a recurring basis, and their level within the fair value hierarchy as of December 31, 2025 and December 31, 2024.

Amounts in Thousands ('000)

Derivative Asset
(Level 2)

Balance as of December 31, 2024	12

Termination of SWAP, recognized in other comprehensive loss	(12)

Balance at December 31, 2025	$-

Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding the method by which to allocate resources and assess performance. The Company has two reportable segments, namely, (i) Precision Logistics and (ii) Authentication. See Note 15 – Segment Reporting, for further discussion of the Company’s segment reporting structure.

Basic and Diluted Net Loss per Share of Common Stock

The Company follows ASC Topic 260, Earnings Per Share, when reporting earnings per share resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss for each of the periods presented, common stock equivalents, including preferred stock, stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and diluted loss per share were the same.

For the year ended December 31, 2025, there were shares potentially issuable, that could dilute basic earnings per share in the future that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive to the Company’s losses during the years presented. For the year ended December 31, 2025, there were approximately 3,976,000 anti-dilutive shares consisting of 1,322,000 unvested performance restricted stock units, 303,000 restricted stock units and restricted stock awards 1,555,000 shares issuable upon exercise of warrants, 652,000 shares issuable upon conversion of convertible debt, and 144,000 shares issuable upon conversion of preferred stock. For the year ended December 31, 2024, there were approximately 7,971,000 anti-dilutive shares consisting of 1,606,000 unvested performance restricted stock units, 414,000 restricted stock units and restricted stock awards, 221,000 shares issuable upon exercise of stock options, 4,629,000 shares issuable upon exercise of warrants, 957,000 shares issuable upon conversion of convertible debt, and 144,000 shares issuable upon conversion of preferred stock.

Concentration of Credit Risk Involving Cash and Cash Equivalents

The Company’s cash and cash equivalents are held at various financial institutions. At times, the Company’s deposits may exceed Federal Deposit Insurance Corporation (FDIC) coverage limits which are currently set at $250,000 per depositor. The Company has not experienced any losses from maintaining cash accounts in excess of federally insured limits.

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, such allowances may be required. The Company recognized $8 thousand and $22 thousand for allowance for credit losses as of December 31, 2025, and 2024, respectively.

Note Receivable

Notes receivable are recorded at the principal amount outstanding, plus accrued interest. The Company evaluates the credit quality of notes receivable in accordance with ASC Topic 310, Receivables, and assesses collectability based on historical experience, the financial condition of borrowers, and other relevant information. Interest income is recognized using the interest method when collection of principal and interest is considered probable. Notes are considered past due when payments are not received in accordance with contractual terms.

 Inventory

Inventory principally consists of canisters and pigments and is stated at the lower of cost (determined by the first-in, first-out method) or net realizable value. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the assets.

Capitalized Software

Costs incurred in connection with the development of software related to our proprietary proactive end-to-end logistics management products are accounted for in accordance with ASC Topic 350, Hosting Arrangements and Internally Used Software. Costs incurred prior to the establishment of technological feasibility are charged to research and development expense. Software development costs are capitalized after a product is determined to be technologically feasible and is in the process of being developed for market. Amortization of capitalized software development costs begins once the product is available to the market. Capitalized software development costs are amortized over the estimated life of the related product, generally six years, using the straight-line method. The Company will evaluate its software assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with ASC Topic 360, Property, Plant, and Equipment. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets are measured by a comparison of the carrying amount of an asset to future cash flows expected to be generated by the asset, undiscounted and without interest or independent appraisals. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the assets.

Goodwill

Goodwill represents the excess of purchase price over the fair value of net assets acquired in business combinations. Pursuant to ASC Topic 350, Intangibles-Goodwill and Other, the Company tests goodwill for impairment on an annual basis in the fourth quarter, or between annual tests, in certain circumstances. Under authoritative guidance, the Company first assessed qualitative factors to determine whether it was necessary to perform the quantitative goodwill impairment test. The assessment considers factors such as, but not limited to, macroeconomic conditions, data showing other companies in the industry and our share price. An entity is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. Events or changes in circumstances which could trigger an impairment review include macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, other entity specific events, and sustained decrease in share price.

Derivative Instruments

The Company evaluates its equity investments, long-term derivative liabilities, preferred stock, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC Topic 480, Distinguish by Liabilities from Equity and ASC Topic 815, Derivatives and Hedging. The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as an asset or liability. The change in fair value is recorded in the Consolidated Statement of Operations as a component of other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

 In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as assets, liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified as assets or liabilities at the fair value of the instrument on the reclassification date. Derivative instruments as assets or liabilities will be classified in the balance sheet as current or non-current based on whether net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

Revenue Recognition

The Company accounts for revenues according to ASC Topic 606, Revenue from Contracts with Customers which establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts to provide goods or services to customers.

The Company applies the following five steps, separated by reportable segments, in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its agreements. For more detailed information about reportable segments, see Note 15 – Segment reporting.

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to performance obligations in the contract; and
•	recognize revenue as the performance obligation is satisfied.

The Company generally considers completion of an agreement, or Statement of Work (“SOW”) and/or purchase order as a customer contract, provided collection is considered probable.

Precision Logistics

Our Precision Logistics segment consists of two service lines, ProActive and Premium. Under our ProActive service line, clients pay us directly for carrier service coupled with our proactive logistics service. Terms typically range 7 days and no longer than 30 days. The Company has determined it is the principal and recognizes shipment fees in gross revenue. Under our Premium service line, clients use our shipping monitoring, predictive analytics, or exception management services. Shippers use their own transportation rates, provided and charged directly by their carrier, with our added services charged (i) directly by the carrier, under a “white label” arrangement, which we refer to as our Premium service, or (ii) by us, which we refer to as our Direct Premium service. These services include customer web portal access, weather monitoring, temperature control, full-service center support and last mile resolution.

Under both service lines in our Precision Logistics segment, our performance obligation is met, and revenue is recognized when the packages are delivered. The transaction fees consist of fixed consideration made up of amounts contractually billed to the customer. There are no variable considerations in the transaction fee, in either service line.

Authentication

Our Authentication segment primarily consists of anti-counterfeit and brand protection. Terms typically range between 30 and 60 days. Our performance obligation is met, and revenue is recognized when our products are shipped or delivered depending on the specific agreement with the customer. The transaction fee is made up of fixed consideration based on the related purchase order or agreement.

Warranties and other variable considerations are analyzed by the Company, in terms of historical warranties, current economic trends, and changes in customer demand, and have been determined to be insignificant in the twelve months ended December 31, 2025.

Stock-Based Compensation

We account for stock-based compensation under the provisions of ASC Topic 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes model. The assumptions used in the Black-Scholes option pricing model include risk-free interest rates, expected volatility, and expected life of the stock options. Changes in these assumptions can materially affect estimates of fair value stock-based compensation, and the compensation expense recorded in future periods. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line method. We recognize forfeitures as they occur with a reduction in compensation expense in the period of forfeiture. For performance restricted stock units (“RSU”) with stock price appreciation targets (see Note 10 – Stock Options, Restricted Stock and Warrants), we applied a lattice approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the RSU’s contractual life based on the appropriate probability distributions (which are based on commonly applied Black Scholes inputs). The fair value was determined by taking the average of the grant date fair values under each Monte Carlo simulation trial. We recognize compensation expense on a straight-line basis over the performance period and there is no ongoing adjustment or reversal based on actual achievement during the period.

We account for stock-based compensation awards to non-employees in accordance with ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Non-employee equity-based payments are recorded as an expense over the service period, as if we had paid cash for the services.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were $33 thousand and $3 thousand for the years ended December 31, 2025, and 2024, respectively, and are included in Sales and Marketing on the Consolidated Statements of Operations.

Research and Development Costs

In accordance with ASC Topic 730, Research and Development, research and development costs are expensed when incurred. Research and development costs for the years ended December 31, 2025, and 2024 were $20 thousand and $70 thousand, respectively.

Income Taxes

The Company follows ASC Topic 740, Income Taxes, when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities. Tax years from 2006 remain subject to examination by major tax jurisdictions due the carryforward of unutilized NOLs. The Company adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025